Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,897,138	$ 9,444,056
Less: Allowance for credit losses	(1,515,744)	(741,753)	$ (803,170)
Totals	$ 8,381,394	$ 8,702,303